Summary of Significant Accounting Policies - Disclosure of Effect of Changes in Foreign Exchange Rates (Details) - Renminbi - CNY (¥)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Closing rate	6.355	6.552
Average rate	6.417	6.777